Related Party Transactions	3 Months Ended
Mar. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

2. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE is also the Company's largest shareholder and owns approximately 31.3% of the Company's outstanding shares at March 31, 2014. The Company has entered into certain arrangements for the purchase and sale of products and services with Fresenius SE or its subsidiaries and with certain of the Company's joint ventures as described in items a), b) and d) below. The Company's terms related to the receivables or payables for these products and services are generally consistent with the normal terms of the Company's business. Financing arrangements as described in item c) below normally have agreed upon terms which are determined at the time such financing transactions occur and usually reflect market rates at the time of the transaction. Our related party transactions are settled through Fresenius SE's cash management system where appropriate.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the three-months ended March 31, 2014 and 2013, amounts charged by Fresenius SE Companies to the Company under the terms of these agreements were $27,467 and $23,973, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $1,848 and $1,719 for services rendered to the Fresenius SE Companies during the first three months of 2014 and 2013 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $7,038 and $6,569 during the three months ended March 31, 2014 and 2013, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the members of the General Partner's management board. The aggregate amount reimbursed to the General Partner was $8,172 and $4,511, respectively, for its management services during the three months ended March 31, 2014 and 2013.

b)       Products

For the first three months of 2014 and 2013, the Company sold products to the Fresenius SE Companies for $7,481 and $7,215, respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $5,907 and $10,364, respectively.

In addition to the purchases noted above, Fresenius Medical Care Holdings, Inc. (“FMCH”) currently purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. During the three-months ended March 31, 2014 and 2013, FMCH acquired approximately $5,348 and $4,560, respectively, of heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of March 31, 2014 and December 31, 2013, the Company had accounts receivables from Fresenius SE in the amount of $149,350 and $112,568, respectively. As of March 31, 2014 and December 31, 2013, the Company had accounts payables to Fresenius SE in the amount of $134,817 and $102,731, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate for the respective currencies.

At March 31, 2014, the Company borrowed from Fresenius SE €52,700 ($72,663 at March 31, 2014) at an interest rate of 1.612%. This loan was renewed and increased to €142,300 ($197,350) at an interest rate of 1.644% and is due on May 31, 2014.

On August 19, 2009, the Company borrowed €1,500 ($2,068 at March 31, 2014) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2014 with an interest rate of 1.796%. On November 28, 2013, the Company borrowed an additional €1,500 ($2,068 at March 31, 2014) from the General Partner at 1.875%. This loan is due on November 28, 2014.

At March 31, 2014, the Company had a Chinese Yuan Renminbi (“CNY”) loan of 357,710 ($57,515 at March 31, 2014) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.1% and a maturity date of May 23, 2014.

d) Other

The Company performs clinical studies for certain of its joint ventures for which services the Company received $657 and $1,348 for the three months ended March 31, 2014 and 2013, respectively. In addition, the Company also performs marketing and distribution services for a joint venture for which services the Company received $4,349 and $4,006 for the three months ended March 31, 2014 and 2013, respectively.

At March 31, 2014 and December 31, 2013, a subsidiary of Fresenius SE held Senior Notes issued by the Company in the amount of €11,800 and €11,800 ($16,270 and $16,273), respectively. The Senior Notes were issued in 2011 and 2012 and have a coupon rate of 5.25% with interest payable semiannually.